SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended		1 Months Ended				9 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Mar. 27, 2012	Sep. 30, 2012 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] acre	Sep. 30, 2012 Weld County Colorado [Member] Minimum [Member]	Sep. 30, 2012 Weld County Colorado [Member] Maximum [Member]	Sep. 30, 2012 Morgan County Colorado [Member]	Sep. 07, 2012 Morgan County Colorado [Member] acre	Dec. 31, 2012 Archer County Texas [Member] sqft	Dec. 31, 2012 Archer County Texas [Member] Members of the Board [Member]	Dec. 31, 2012 Archer County Texas [Member] Three Forks LLC [Member]	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] sqft
Significant Acquisitions [LineItems]
Number of wells						5
Working interest							10.12%	10.50%	76.25%		100.00%	3.00%	87.00%	37.50%
Value of oil and gas property					$ 1,477,990				$ 14,000
Acres of undeveloped leaseholds						320				120
Shares issued in acquisition									700,000
Share price										$ 2
Value of shares issued in acquisition										1,400,000
Liabilities assumed										91,990
Escrow		55,122	55,081
Escrow funding for legal services										55,000
Proceeds from sale of disposal group held for sale		1,600,000			1,600,000
Gross acres											320			1,955.41
Net acres											290
Payment to acquire property		1,900,000												1,900,000
Total working interest per participation agreement														75.00%
Acquisition terms														This acquisition is subject to a reversionary event whereby the Company must acquire on September 1, 2013, the remaining 37.5% of the working interest in the properties for $1,900,000 in cash or the Company must revert back to the Seller the 37.5% working interest acquired effective June 30, 2013.
(Loss) Per Share
Antidilutive shares - options, warrants, and contingent shares		4,175,000
Property and Equipment
Capitalized costs inlcuded in amortization base		1,972,532	0
Depreciation and amortization		1,970	5,918
Going Concern and Managements' Plans
Accumulated deficit		1,773,148	981,287
Current assets		948,782	620,028
Cash and cash equivalents	294,483	741,728	492,729	0
Current liabilities		$ 614,726	$ 49,110